Consolidated Statements of Redeemable Common Stock, and Stockholder's Deficit (USD $) In Thousands, except Share data	Total	Redeemable Common Stock [Member]	Common Stock Warrants [Member]	Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balances at Sep. 30, 2010		$ 150,792	$ 20,785		$ (246,270)
Balances, shares at Sep. 30, 2010		5,658,234
Redeemable common stock issued		14,059
Redeemable common stock issued, shares		597,240
Redeemable common stock retired		(5,762)
Redeemable common stock retired, shares		(214,445)
Change in common stock redemption value		(32,529)			32,529
Postretirement medical plan actuarial benefit				55
Net loss	(44,384)			(44,384)	(44,384)
Comprehensive loss	(44,329)			(44,329)
Balances at Sep. 30, 2011		126,560	20,785		(258,125)
Balances, shares at Sep. 30, 2011		6,041,029
Redeemable common stock issued		16,162
Redeemable common stock issued, shares		938,492
Redeemable common stock retired		(4,843)
Redeemable common stock retired, shares		(247,632)
Change in common stock redemption value		(27,139)			27,139
Postretirement medical plan actuarial benefit				26
Net loss	(41,447)			(41,447)	(41,447)
Comprehensive loss	(41,421)			(41,421)
Balances at Sep. 30, 2012		110,740	20,785		(272,433)
Balances, shares at Sep. 30, 2012		6,731,889
Redeemable common stock issued		14,794
Redeemable common stock issued, shares		1,316,594
Redeemable common stock retired		(6,664)
Redeemable common stock retired, shares		(407,092)
Change in common stock redemption value		(56,975)			56,975
Postretirement medical plan actuarial benefit				279
Net loss	(36,592)			(36,592)	(36,592)
Comprehensive loss	(36,313)			(36,313)
Balances at Sep. 30, 2013		$ 61,895	$ 20,785		$ (252,050)
Balances, shares at Sep. 30, 2013		7,641,391